RIGHT OF USE AND LEASE LIABILITIES - Schedule of Quantitative Information About Right-of-Use Assets (Detail) (Parenthetical) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Impairment	R$ (30,785)	R$ (4,690)	[1]

[1]	On December 31, 2021, an impairment of R$4,690 was recorded referring to the impairment loss of some stores of the Natura and The Body Shop.